Fair Value Measurement - Additional Information (Detail) $ in Thousands	12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers between level 1 and level 2 fair value measurements	$ 0
Impairment loss related to investments, goodwill and acquired intangible assets	0	$ 0	$ 0
Impairment loss on equity method investment	$ 2,835	$ 679
Measurement Input, Price Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Business combination contingent consideration liability measurement input	0.05	0.05
Discount rate	0.39	0.39
Measurement Input, Price Volatility | Level 3 | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	0.488
Measurement Input, Price Volatility | Level 3 | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	0.550
Measurement Input, Discount Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Business combination contingent consideration liability measurement input	0.149	0.168
Discount rate	0.19	0.20
Measurement Input, Discount Rate | Level 3 | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	0.30
Measurement Input, Discount Rate | Level 3 | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	0.38
Measurement Input, Expected Term
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Business combination contingent consideration liability term	5 months 23 days	3 months 25 days
Expected life of investment	2 years 2 months 1 day	3 years 2 months 1 day
Measurement Input, Expected Term | Level 3 | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected life of investment	3 years 9 months 18 days
Measurement Input, Expected Term | Level 3 | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected life of investment	5 years 3 months 18 days